Segmented Information - Schedule of Goodwill and Total Assets by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Goodwill (note 11)	$ 5,039	$ 3,942	$ 4,068
Segmented assets	21,532	19,795
Operating Segments | Utilities
Segment Reporting Information
Goodwill (note 11)	3,706	3,781
Segmented assets	13,675	13,719
Operating Segments | Midstream
Segment Reporting Information
Goodwill (note 11)	1,333	161
Segmented assets	7,320	5,265
Operating Segments | Corporate/Other
Segment Reporting Information
Goodwill (note 11)	0	0
Segmented assets	$ 537	$ 811